Annual Total Returns - VIPStockSelectorPortfolio-InvestorPRO - VIPStockSelectorPortfolio-InvestorPRO - VIP Stock Selector Portfolio - VIP Stock Selector Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2021
Annual Return 2022	(19.51%)
Annual Return 2023	27.15%
Annual Return 2024	19.68%